Accounts and Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Accounts and Notes Receivable and Allowance for Doubtful Debt

Accounts and notes receivable and the allowance for doubtful debt consist of the following:

	December 31,
	2016	2017
	RMB	RMB	US$
Accounts receivable	735,154	526,747	80,960
Notes receivable	1,215	2,720	418
Allowance for doubtful debt	(80,910)	(73,656)	(11,321)
	655,459	455,811	70,057

Analysis of Allowance for Doubtful Debt

An analysis of the allowance for doubtful debt is as follows:

	December 31,
	2016	2017
	RMB	RMB	US$
Balance at beginning of the year	40,070	80,910	12,436
Additional provision charged to expense	79,637	69,553	10,690
Write-off of accounts receivable	(38,797)	(19,766)	(3,038)
Provision included in disposed subsidiaries	—	(57,041)	(8,767)
Balance at the end of the year	80,910	73,656	11,321